BUSINESS COMBINATIONS - Clarice Sellers' Subscription Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	May 31, 2017	Jul. 25, 2016	May 14, 2015
Disclosure of detailed information about business combination [line items]
Other financial liabilities	$ 12,602	$ 10,664
Clarice
Disclosure of detailed information about business combination [line items]
Other financial liabilities	4,446	$ 3,119
Agreement 1, Tranche 1 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed					38,984
Common stock, value, subscriptions					$ 800
Agreement 1, Tranche 2 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed				20,896
Common stock, value, subscriptions				$ 800
Agreement 1, Tranche 3 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, value, subscriptions			$ 800
Agreement 2, Tranche 1 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed					4,873
Common stock, value, subscriptions					$ 100
Agreement 2, Tranche 2 | Clarice
Disclosure of detailed information about business combination [line items]
Common stock, shares subscribed				2,612
Common stock, value, subscriptions	$ 900			$ 100
Options granted during the year (in shares)	23,508